SHORT-TERM BANK LOANS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Short-term Debt [Line Items]
Short-term bank loans	$ 8,329,263	$ 0
Secured Debt, Current	4,645,907
Pledge Of Guarantee Amount	4,855,390
Borrowings under Guaranteed Investment Agreements	1,334,025
Property Plant And Equipment Pledged For Short Term Loans	1,125,846	0
Deferred Costs Leasing Total	2,118,147	0
Interest Expense	$ 391,785	$ 557,333	$ 117,507
Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	2.84%
Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	5.97%
Weighted Average [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	4.07%